Document and Entity Information	Sep. 14, 2026
Details
Registrant CIK	0001853047
Registrant Name	HUDSON ACQUISITION I CORP.
SEC Form	8-K
Period End date	Sep. 14, 2026
Tax Identification Number (TIN)	86-2712843
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41532
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Suite 1051
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	345-0953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false